UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005
                                               ------------------------------

Check here if Amendment; [ ]   Amendment Number:
      This Amendment (Check only one.): [ ]   is a restatement.
                                        [ ]   adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:       Trendstar Advisors, LLC
            --------------------------------------------------------------------
Address:    7300 College Boulevard
            --------------------------------------------------------------------
            Suite 308
            --------------------------------------------------------------------
            Overland Park, KS  66210
            --------------------------------------------------------------------

Form 13F File Number:   28-11019
                           ---------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Kyle R. Bubeck
          -----------------------------------------------
Title:    Secretary
          -----------------------------------------------
Phone:    913-661-2900
          -----------------------------------------------

Signature, Place, and Date of Signing:

     /s/ Kyle R. Bubeck             Overland Park, KS              8-3-2005
------------------------------   ----------------------       ------------------
          [Signature]                 [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]
      Form 13F File Number          Name

      28-                           N/A
         ------------------         ---------------------------------
         [Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0
                                            ------------------------------
Form 13F Information Table Entry Total:     113
                                            ------------------------------
Form 13F Information Table Value Total:     $ 251,404
                                            ------------------------------
                                                     (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                             TrendStar Advisors, LLC
                                    FORM 13F
                                  June 30, 2005

      Name of Issuer               Title of Class   Cusip         Value    Shares/  SH/ Put/ Investmt   Other     Voting Authority
                                                                 (x$1000) Prin Amt  PRN Call Dscretn   Managers  Sole  Shared  None
------------------------------------------------------------------------------------------------------------------------------------
ABBOTT LABORATORIES                       COM      002824100         156     3,175  SH         Sole               3,175
ACCREDO HEALTH INC COM                    COM      00437V104       5,742   126,475  SH         Sole             126,475
ADVANCED ENERGY INDS COM                  COM      007973100       1,455   185,134  SH         Sole             185,134
ADVENT SOFTWARE INC COM                   COM      007974108       4,153   205,000  SH         Sole             205,000
AFFILIATED COMPUTER SERVICES              COM      008190100          61     1,200  SH         Sole               1,200
AFFYMETRIX INC COM                        COM      00826T108       4,300    79,750  SH         Sole              79,750
AFLAC INC COM                             COM      001055102       1,331    30,750  SH         Sole              30,750
ALTERA CORP                               COM      021441100       1,030    52,025  SH         Sole              52,025
AMDOCS LTD                                COM      G02602103         124     4,700  SH         Sole               4,700
AMERICAN EXPRESS INC.                     COM      25816109          261     4,900  SH         Sole               4,900
AMERICAN INTL GROUP COM                   COM      026874107       1,053    18,125  SH         Sole              18,125
AMERIGROUP CORP COM                       COM      03073T102       6,275   156,100  SH         Sole             156,100
AMSURG CORP COM                           COM      03232P405       5,236   189,078  SH         Sole             189,078
ANALOGIC CORP COM PAR $0.05               COM      032657207       2,862    56,876  SH         Sole              56,876
APPLIED MATLS INC COM                     COM      038222105         968    59,825  SH         Sole              59,825
ARBITRON INC COM                          COM      03875Q108       4,363   101,700  SH         Sole             101,700
AZTAR CORP COM                            COM      054802103       5,149   150,350  SH         Sole             150,350
BANKATLANTIC BANCORP                      COM      065908501       2,429   128,200  SH         Sole             128,200
BARNES & NOBLE INC                        COM      067774109       5,620   144,850  SH         Sole             144,850
BECTON DICKINSON                          COM      075887109         645    12,300  SH         Sole              12,300
BENCHMARK ELECTRONICS INC                 COM      08160H101       4,355   143,150  SH         Sole             143,150
BIOSITE INC                               COM      090945106       3,635    66,100  SH         Sole              66,100
BISYS GROUP INC                           COM      055472104       4,322   289,275  SH         Sole             289,275
BLACK BOX CORP                            COM      091826107       4,422   124,911  SH         Sole             124,911
BOSTON PRIVT FINL HLDG COM                COM      101119105       3,893   154,472  SH         Sole             154,472
BRADLEY PHARMACEUTICALS INC               COM      104576103       1,886   175,450  SH         Sole             175,450
BRISTOL MYERS SQUIBB COM                  COM      110122108          30     1,200  SH         Sole               1,200
CABOT MICROELECTRONICS CORP               COM      12709P103       4,318   148,958  SH         Sole             148,958
CACI INTERNATIONAL INC                    COM      127190304       5,809    91,975  SH         Sole              91,975
CBRL GROUP, INC.                          COM      12489V106       4,735   121,850  SH         Sole             121,850
CENTENE CORP DEL                          COM      15135B101       2,905    86,500  SH         Sole              86,500
CERNER CORP                               COM      156782104       4,427    65,131  SH         Sole              65,131
CISCO SYS INC COM                         COM      17275R102         762    39,925  SH         Sole              39,925
COCA COLA CO COM                          COM      191216100         358     8,575  SH         Sole               8,575
COHEN & STEERS INC                        COM      19247A100         785    38,100  SH         Sole              38,100
COLGATE PALMOLIVE CO COM                  COM      194162103         744    14,900  SH         Sole              14,900
COVANCE INC COM                           COM      222816100       1,813    40,400  SH         Sole              40,400
CR BARD                                   COM      067383109         944    14,200  SH         Sole              14,200
CREE INC.                                 COM      225447101       3,670   144,075  SH         Sole             144,075
DELL INC                                  COM      24702R101         830    21,025  SH         Sole              21,025
DIGIMARC CORP                             COM      253807101         625   114,268  SH         Sole             114,268
DSP GROUP                                 COM      23332B106       4,063   170,212  SH         Sole             170,212
ETHAN ALLEN INTERIORS COM                 COM      297602104       5,433   162,125  SH         Sole             162,125
EXAR CORP                                 COM      300645108       2,866   192,463  SH         Sole             192,463
EXPEDITORS INTL WASH INC                  COM      302130109         184     3,700  SH         Sole               3,700
FAIR ISAAC CORP                           COM      303250104         545    14,925  SH         Sole              14,925
FIRST DATA CORP                           COM      319963104         343     8,542  SH         Sole               8,542
FISERV INC                                COM      337738108          77     1,800  SH         Sole               1,800
FORWARD AIR CORPORATION                   COM      349853101       2,949   104,301  SH         Sole             104,301
GENTEX CORP COM                           COM      371901109         422    23,200  SH         Sole              23,200
GEVITY HR INC                             COM      374393106       1,894    94,539  SH         Sole              94,539
GILLETTE                                  COM      375766102         775    15,300  SH         Sole              15,300
GOLDMAN SACHS                             COM      38141G104         860     8,425  SH         Sole               8,425
H & R BLOCK INC                           COM      093671105          82     1,400  SH         Sole               1,400
ICU MEDICAL INC                           COM      44930G107       4,074   126,645  SH         Sole             126,645
INTEL CORP COM                            COM      458140100       1,010    38,825  SH         Sole              38,825
INTERMAGNETICS GENERAL                    COM      458771102       2,697    87,680  SH         Sole              87,680
INTERSIL CORP                             COM      46069S109         631    33,600  SH         Sole              33,600
INVESTORS FINANCIAL SVCS CP               COM      461915100       2,247    59,400  SH         Sole              59,400
JABIL CIRCUIT INC                         COM      466313103       1,375    44,740  SH         Sole              44,740
JETBLUE AIRWAYS                           COM      477143101       4,593   224,725  SH         Sole             224,725
JOHNSON & JOHNSON COM                     COM      478160104       1,063    16,350  SH         Sole              16,350
JOHNSON CTLS INC COM                      COM      478366107         920    16,325  SH         Sole              16,325
KIMBERLY CLARK CORP COM                   COM      494368103         870    13,900  SH         Sole              13,900
LATTICE SEMICONDUCTOR CORP                COM      518415104       2,046   460,789  SH         Sole             460,789
LEAR CORP COM                             COM      521865105         308     8,475  SH         Sole               8,475
LINEAR TECHNOLOGY CORP                    COM      535678106         104     2,825  SH         Sole               2,825
MCDONALDS CORP COM                        COM      580135101       1,281    46,175  SH         Sole              46,175
MEDICIS PHARMACEUTICAL CL A NEW           COM      584690309       1,014    31,950  SH         Sole              31,950
MERCK & CO                                COM      589331107         808    26,225  SH         Sole              26,225
MERCURY COMPUTER SYSTEMS INC              COM      589378108       5,058   184,475  SH         Sole             184,475
MICREL INC COM                            COM      594793101          40     3,500  SH         Sole               3,500
MICROSOFT CORP COM                        COM      594918104       1,339    53,900  SH         Sole              53,900
MKS INSTRUMENT INC COM                    COM      55306N104         933    55,250  SH         Sole              55,250
MOLECULAR DEVICES                         COM      60851C107       4,608   212,764  SH         Sole             212,764
MONACO COACH CORP COM                     COM      60886R103       5,518   320,975  SH         Sole             320,975
MORGAN STANLEY                            COM      617446448         262     5,000  SH         Sole               5,000
NORTHERN TRUST CORP                       COM      665859104         117     2,575  SH         Sole               2,575
NOVELLUS                                  COM      670008101         613    24,800  SH         Sole              24,800
OMNIVISION TECHNOLOGIES                   COM      682128103       2,535   186,552  SH         Sole             186,552
PEPSICO INC                               COM      713448108         685    12,700  SH         Sole              12,700
PERFORMANCE FOOD GROUP COM                COM      713755106       5,298   175,370  SH         Sole             175,370
PFIZER INC COM                            COM      717081103         226     8,200  SH         Sole               8,200
PHARMACEUTICAL PROD COM                   COM      717124101       3,360    71,700  SH         Sole              71,700
PHOTRONICS INC.                           COM      719405102       5,775   247,430  SH         Sole             247,430
PLEXUS CORP COM                           COM      729132100       5,198   365,300  SH         Sole             365,300
POLYMEDICA                                COM      731738100       5,236   146,842  SH         Sole             146,842
PRIORITY HEALTHCARE                       COM      74264T102       6,727   265,277  SH         Sole             265,277
REEBOK INTERNATIONAL LTD                  COM      758110100         125     3,000  SH         Sole               3,000
RENAL CARE GP                             COM      759930100       5,791   125,625  SH         Sole             125,625
SANDISK CORP COM                          COM      80004C101         237    10,000  SH         Sole              10,000
SARA LEE CORP COM                         COM      803111103         519    26,200  SH         Sole              26,200
SCHERING PLOUGH CORP COM                  COM      806605101         748    39,225  SH         Sole              39,225
SCIENTIFIC ATLANTA INC                    COM      808655104         145     4,350  SH         Sole               4,350
SIGMA ALDRICH CORP COM                    COM      826552101         850    15,175  SH         Sole              15,175
SOURCECORP                                COM      836167106         798    40,281  SH         Sole              40,281
SOUTHWEST AIRLINES                        COM      844741108         294    21,075  SH         Sole              21,075
SUNGARD DATA SYSTEMS INC                  COM      867363103         412    11,725  SH         Sole              11,725
SYMANTEC CORP                             COM      871503108         456    20,996  SH         Sole              20,996
SYNOPSUS                                  COM      871607107         463    27,800  SH         Sole              27,800
TEXAS INSTRUMENTS INC                     COM      882508104          84     3,000  SH         Sole               3,000
TIFFANY & CO NEW                          COM      886547108         862    26,300  SH         Sole              26,300
VARIAN SEMICONDUCTOR EQUIP                COM      922207105       3,323    89,800  SH         Sole              89,800
WADDELL & REED FINL CL A                  COM      930059100       3,366   181,925  SH         Sole             181,925
WAL-MART STORES                           COM      931142103          19       400  SH         Sole                 400
WCI CMNTYS INC COM                        COM      92923C104       6,926   216,250  SH         Sole             216,250
WEIGHT WATCHERS INTERNATIONAL             COM      948626106       1,761    34,125  SH         Sole              34,125
WILMINGTON TRUST CORP COM                 COM      971807102       4,838   134,350  SH         Sole             134,350
WP STEWART AND COMPANY LTD                COM      012244711       3,763   155,700  SH         Sole             155,700
WRIGLEY WM JR CO COM                      COM      982526105         924    13,425  SH         Sole              13,425
WYETH COM                                 COM      983024100         748    16,800  SH         Sole              16,800
YUM BRANDS                                COM      988498101         987    18,950  SH         Sole              18,950
ZOLL MEDICAL CORP                         COM      989922109       5,422   213,024  SH         Sole             213,024